Consolidated Statements of Cash Flows € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Operating activities:
Net (loss) income (including non-controlling interests)	$ 15,565	$ (578)	$ (2,391)
Adjustments to reconcile net income (loss) to net cash provided by operations:
Depreciation and amortization	2,523	2,960	3,067
Net Impairment (reversal) charges	(218)	(133)	1,927
Interest expense	357	477	695
Interest income	(79)	(56)	(88)
Income tax expense	2,460	1,666	459
Net gain on disposal of subsidiaries	(104)	(1,460)	(101)
Income from investments in associates, joint ventures and other investments	(2,204)	(234)	(347)
Provision on pensions and OPEB	147	430	435
Change in fair value adjustment on call option on mandatory convertible bonds and pellet purchase agreement	44	143	320
Unrealized foreign exchange effects	(154)	321	7
Write-downs of inventories to net realizable value, provisions and other non-cash operating expenses net	1,313	597	818
Changes in assets and liabilities that provided (required) cash, net of acquisitions and disposals:
Trade accounts receivable and other	(2,535)	(76)	964
Inventories	(8,654)	1,786	2,469
Trade accounts payable and other	4,780	(214)	(1,236)
Interest paid	(479)	(604)	(723)
Interest received	73	69	118
Income taxes paid	(2,128)	(705)	(484)
Dividends received from associates, joint ventures and other investments	261	189	370
Cash contributions to plan assets and benefits paid for pensions and OPEB	(268)	(332)	(348)
VAT and other amounts (paid) received to/from public authorities	(123)	400	196
Other working capital and provisions movements	(672)	(564)	(110)
Net cash provided by operating activities	9,905	4,082	6,017
Investing activities:
Purchase of property, plant and equipment and intangibles	(3,008)	(2,439)	(3,572)
Disposals of net assets of subsidiaries, net of cash disposed of 4, 7 and 38 in 2021, 2020 and 2019, respectively	(4)	497	514
Acquisitions of net assets of subsidiaries, net of cash acquired of 10, nil and 3 in 2021, 2020 and 2019, respectively	(25)	0	(46)
Lease installments and capital expenditure refund relating to ArcelorMittal Italia acquisition	(14)	(139)	(200)
Acquisition of AMNS India	0	0	(755)
Acquisition of Uttam Galva and KSS Petron debt	0	0	(83)
Cash collateral for the TSR receivables retained in ArcelorMittal USA after disposal	260	(260)	0
Disposal of common and preferred Cleveland-Cliffs shares	2,680	0	0
(Acquisitions) disposals of financial assets	(80)	59	196
Other investing activities net	(149)	271	122
Net cash provided by / (used in) investing activities	(340)	(2,011)	(3,824)
Financing activities:
(Payments) proceeds from mandatorily convertible subordinated notes	(1,196)	1,237	0
Payments from put and call option on shares	0	(135)	0
Proceeds from short-term debt	287	430	600
Proceeds from long-term debt	147	323	5,772
Payments of short-term debt	(1,664)	(1,503)	(1,811)
Payments of long-term debt	(2,332)	(1,645)	(3,299)
Equity offering	0	740	0
Share buyback	(5,170)	(500)	(90)
Dividends paid (includes 260, 181 and 129 of dividends paid to non-controlling shareholders in 2021, 2020 and 2019, respectively)	(572)	(181)	(332)
Repayment of cash pooling liability to Acciaierie d'Italia	(199)	0	0
Payment of principal portion of lease liabilities and other financing activities	(199)	(264)	(326)
Net cash provided by / (used in) financing activities	(10,898)	(1,498)	514
Net (decrease) increase in cash and cash equivalents	(1,333)	573	2,707
Effect of exchange rate changes on cash	(55)	163	(22)
Cash and cash equivalents:
At the beginning of the year	5,600	4,867	2,172
Reclassification of the period-end cash and cash equivalents from (to) held for sale	3	(3)	10
At the end of the year	$ 4,215	$ 5,600	$ 4,867